SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Warranty provision, beginning of year	$ 1,360	$ 1,281
Charged to costs and expenses relating to new sales	374	569
Costs of warranties granted	(278)	(365)
Foreign currency translation adjustments	115	(125)
Warranty provision, end of year	$ 1,571	$ 1,360